Condensed Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current Assets
Deferred Cost	$ 298,376	$ 386,188	$ 76,237
Accounts and Other Receivable, net	2,557,608	3,310,312	2,286,929
Cash and Cash Equivalents	5,054,555	6,542,110	7,370,340
Total Current Assets	7,910,541	10,238,613	9,738,409
Non-Current Assets
Property, Plant and Equipment, net	2,397	3,103	5,968
Right-of-Use Assets - Operating Leases	18,102	23,429	42,688
Other non-current assets	474,111	613,642	2,155,291
Total Non-Current Assets	494,610	640,174	2,203,947
TOTAL ASSETS	8,405,151	10,878,787	11,942,356
Commitments and Contingencies
Current Liabilities
Contract Liabilities	766,151	991,631	94,307
Account and Other Payables	199,022	257,594	425,500
Operating Lease Liability	17,235	22,307	31,171
Income Tax Payables	5,821	7,534	7,475
Working Capital Loans	48,189	62,371	62,370
Total Current Liabilities	1,036,418	1,341,437	620,823
Non-Current Liabilities:
Operating Lease Liability	2,165	2,802	14,616
Contract Liabilities
Working Capital Loans	122,074	158,000	191,039
Total Non-Current Liabilities	124,239	160,802	205,655
TOTAL LIABILITIES	1,160,657	1,502,239	826,478
SHAREHOLDERS’ EQUITY
Additional Paid-in Capital	10,066,359	13,028,889	12,624,119
Accumulated Other Comprehensive Income	61,819	80,012	26,363
Retained Earnings/ (Accumulated Losses)	(2,887,739)	(3,737,601)	(1,539,852)
Total Shareholders' Equity	7,244,494	9,376,548	11,115,878
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,405,151	10,878,787	11,942,356
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	3,544	4,587	4,587
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	511	661	661
Nonrelated Party [Member]
Current Assets
Amount Due from Shareholders	$ 2	$ 3	$ 4,903